Fees Summary	Feb. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,250.64
Previously Paid Amount	0
Total Fee Amount	0.5
Total Offset Amount	0
Net Fee	$ 0.5